Document and Entity Information	Oct. 14, 2025
Details
Registrant CIK	0001842138
Fiscal Year End	--12-31
Document Type	8-K
Document Period End Date	Oct. 14, 2025
Entity Registrant Name	ULIXE CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-252505
Entity Tax Identification Number	85-3978107
Entity Address, Address Line One	8 The Green
Entity Address, Address Line Two	#20901
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
City Area Code	307
Local Phone Number	316-8780
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false